Notes and Loans Payable (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	57 Months Ended	63 Months Ended					6 Months Ended	63 Months Ended							6 Months Ended			1 Months Ended	63 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 28, 2012	Nov. 29, 2011	Dec. 31, 2010	May 20, 2010	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 28, 2012 Director [Member]	Jan. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Nov. 29, 2011 Director [Member]	Oct. 31, 2011 Director [Member]	Sep. 29, 2011 Director [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Jul. 15, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Nov. 30, 2011 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 28, 2012 Convertible Notes Payable [Member]	Nov. 29, 2011 Convertible Notes Payable [Member]
Notes Payable (Textual)
Convertible notes payable						$ 400,000	$ 400,000		$ 400,000	$ 400,000								$ 150,000
Number of individuals																								2
Notes payable bearing interest												5.00%	3.00%	3.00%			3.00%										18.00%
Notes payable due date													Oct. 29, 2011											May 29, 2012
Conversion price of notes convertible into common stock															$ 0.20											$ 0.20	$ 0.20
Notes payable - directors						80,000	80,000
Advance to company																				60,000
Advance direct payment to a vendor																19,500	10,000		10,000
Loans payable	60,000					60,000	60,000															65,000	5,000
Loan repaid period				July 2012																	February 2012
Accrued interest of notes payable																										41,800
Notes payable amount converted on to common stock shares														507,306											2,209,000
Principal, accrued interest on loans and advances of notes payable															101,461											760,566
Advances of notes payable															1,961
Shares issued in connection with debt, (Shares)	400,000
Shares issued in connection with debt	60,000					60,000
Price per share										$ 0.15
Unamortized balances						49,451	49,451
Term at which shares amortized				Over the 6 month term of the notes
Amortization of deferred financing costs		35,451	482,335	69,451		10,549	10,549	80,000
Note payable		7,500		7,500		7,500	7,500	7,500			7,500	7,500
Repayment of accounts receivable												7,500
Accrued interest payable		$ 701		$ 701		$ 982	$ 982	$ 701			$ 230